Document and Entity Information	Mar. 02, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001731348
Document Type	8-K/A
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	Tilray, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38594
Entity Tax Identification Number	82-4310622
Entity Address, Address Line One	1100 Maughan Rd
Entity Address, City or Town	Nanaimo
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V9X 1J2
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class 2 Common Stock, $0.0001 par value per share
Trading Symbol	TLRY
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 (this “Form 8-K/A”) relates to Tilray, Inc.’s (the “Company”) Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on March 2, 2020 (the “Original Form 8-K”) and the Company’s Annual Report on Form 10-K, filed with the SEC on March 2, 2020 (the “Form 10-K”). This Form 8-K/A is being filed to correct an inadvertent error relating to an unaudited number in the Original 8-K and the Form 10-K, as set forth below. Capitalized terms used but not defined in this Explanatory Note have the respective meanings set forth in the Original Form 8-K and the Form 10-K.